Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	$ 21,474	$ 37,658
Provisions, ending balance	21,502	21,474
Noncurrent liabilities [member]
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	21,474	37,658
Increases	13,690	14,736
Result from exposure to inflation for the year	(13,662)	(30,920)
Provisions, ending balance	21,502	21,474
Current liabilities [member]
IfrsStatementLineItems [Line Items]
Provisions, beginning balance	6,248	10,178
Increases	10,049	6,428
Decreases	(4,056)	(1,888)
Result from exposure to inflation for the year	(4,148)	(8,470)
Provisions, ending balance	$ 8,093	$ 6,248